Plan assets by fair value hierarchy (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 705,482	$ 663,880
US Government Sponsored Enterprises Debt Securities Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	198,992	162,542
Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	43,885	43,006
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	238,792	268,669
Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	33,347	31,133
Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	2,548
Foreign Equity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	87,336	86,947
Foreign Index Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	43,711	19,847
Commodity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16,451	19,088
Collateralized Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	12,950	10,479
Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	922	1,428
Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	27,456	16,773
Accrued Income Receivable [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	1,640	1,420
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	299,595	316,575
Fair Value, Inputs, Level 1 [Member] | US Government Sponsored Enterprises Debt Securities Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	238,792	268,669
Fair Value, Inputs, Level 1 [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	33,347	31,133
Fair Value, Inputs, Level 1 [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Foreign Equity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Foreign Index Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Commodity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Collateralized Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 1 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	27,456	16,773
Fair Value, Inputs, Level 1 [Member] | Accrued Income Receivable [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	403,325	344,457
Fair Value, Inputs, Level 2 [Member] | US Government Sponsored Enterprises Debt Securities Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	198,992	162,542
Fair Value, Inputs, Level 2 [Member] | Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	43,885	43,006
Fair Value, Inputs, Level 2 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	2,548
Fair Value, Inputs, Level 2 [Member] | Foreign Equity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	87,336	86,947
Fair Value, Inputs, Level 2 [Member] | Foreign Index Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	43,711	19,847
Fair Value, Inputs, Level 2 [Member] | Commodity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	16,451	19,088
Fair Value, Inputs, Level 2 [Member] | Collateralized Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	12,950	10,479
Fair Value, Inputs, Level 2 [Member] | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 2 [Member] | Accrued Income Receivable [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	2,562	2,848	3,448
Fair Value, Inputs, Level 3 [Member] | US Government Sponsored Enterprises Debt Securities Member
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Foreign Equity Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Foreign Index Fund [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Commodity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Collateralized Mortgage Backed Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Private Equity Investment [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	922	1,428
Fair Value, Inputs, Level 3 [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Fair Value, Inputs, Level 3 [Member] | Accrued Income Receivable [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 1,640	$ 1,420